Note 3 - Inventory	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventory

Inventory consists of the following at December 31, 2014 and 2013:

	2014	2013

Inventory - finished goods	$263,027	$254,864
Inventory - parts	92,744	73,142
Gross inventory	355,771	328,006
Provision for losses and obsolescence	(83,900)	(82,000)
Net inventory	$271,871	$246,006